File No. 333-17391
                                                                       811-07959
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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

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                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [ ]
                          Pre-Effective Amendment No.                      [ ]
                       Post-Effective Amendment No. 12                     [X]

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940                              [ ]
                              Amendment No. 13                             [X]

                              ADVISORS SERIES TRUST
               (Exact name of registrant as specified in charter)

4455 E. Camelback Road, Suite 261E
         Phoenix, AZ                                                    85018
(Address of Principal Executive Offices)                              (Zip Code)

       Registrant's Telephone Number (including area code): (602) 952-1100


                               ROBERT H. WADSWORTH
                              Advisors Series Trust
                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
               (Name and address of agent for service of process)


Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective (check appropriate box)
         [ ]      immediately upon filing pursuant to paragraph (b)
         [ ]      on (date) pursuant to paragraph (b)
         [ ]      60 days after filing pursuant to paragraph (a)(i)
         [ ]      on (date) pursuant to paragraph (a)(i)
         [X]      75 days after filing pursuant to paragraph (a)(ii)x
         [ ]      on (date) pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box

         [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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         Pursuant  to Rule  24f-2  under  the  Investment  Company  Act of 1940,
Registrant has previously elected to register an indefinite number of shares of beneficial interest, $.001.

         The Registrant not yet filed a 24f-2 Notice.
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
                  Preliminary Prospectus dated October 31, 1997
                              SUBJECT TO COMPLETION

A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION BUT HAS NOT YET BECOME EFFECTIVE. INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY JURISDICTION IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH JURISDICTION.

                              The Avatar Advantage
                      International Equity Allocation Fund
                                900 Third Avenue
                               New York, NY 10022
                                 (800) 000-0000

                                   PROSPECTUS


         The Avatar Advantage International Equity Allocation Fund (the "Fund") is a mutual fund with the investment objective of seeking long-term capital appreciation. The Fund attempts to achieve its objective by investing in equity securities of issuers outside of the U.S. during rising stock markets and limiting loss during market declines. See "Investment Objective and Policies." Shares are available on a no-load basis to investors. There can be no assurance that the Fund will achieve its investment objective.

         This Prospectus sets forth basic information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. The Fund is a separate series of Advisors Series Trust (the "Trust"), an open-end registered management investment company. A Statement of Additional Information (the "SAI") dated January , 1998 has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This SAI is available without charge upon request to the Fund at the address given above.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                 January , 1998

                                Table of Contents

                    Expense Table ....................    2
                    Investment Objective and Policies     3
                    Management of the Fund ...........    6
                    Investor Guide ...................    8
                    Services Available to Shareholders   10
                    How to Redeem Your Shares ........   11
                    Distributions and Taxes ..........   13
                    General Information ..............   13

                                  Expense Table

Expenses are one of several factors to consider when investing in the Fund. There are two types of expenses involved: shareholder transaction expenses, such as sales loads, and annual operating expenses, such as investment advisory fees. The Fund is a no-load mutual fund and has no shareholder transaction expenses. The Fund has adopted a plan of distribution under which it will pay the Advisor, as Distribution Coordinator, a fee at the annual rate of up to 0.25% of the Fund's net assets. A long-term shareholder may pay more, directly and indirectly, in such fees than the maximum sales charge permitted under the rules of the National Association of Securities Dealers. Shares will be redeemed at net asset value per share.

Annual Operating Expenses
   (As a percentage of average net assets)

Investment Advisory Fee                                          1.00%
12b-1 Fee                                                        0.25%
Other Expenses (1)                                               0.40%
                                                                 ----
Total Fund Operating Expenses (2)                                1.65%
                                                                 ====

(1) Other Expenses are estimated for the first fiscal year of the Fund.

(2) The Advisor has agreed to reduce its fees to insure that the expenses for the Fund will not exceed 1.65%. If the Advisor did not limit the Fund's expenses, it is expected that "Other Expenses" in the above table would be 1.45% and "Total Operating Expenses" would be 3.70%. If the Advisor does waive any of its fees, the Fund may reimburse the Advisor in future years. See "Management of the Fund."

Example

This table illustrates the net operating expenses that would be incurred by an investment in the Fund over different time periods assuming a $1,000 investment, a 5% annual return, and redemption at the end of each time period.

1 Year                             3 Years

$17                                $52

THE EXAMPLE SHOWN ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN ADDITION, FEDERAL
                                                                               2
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REGULATIONS  REQUIRE  THE EXAMPLE TO ASSUME A 5% ANNUAL  RETURN,  BUT THE FUND'S
ACTUAL RETURN MAY BE HIGHER OR LOWER. SEE "MANAGEMENT OF THE FUND."

The minimum initial investment in the Fund is $2,500, with subsequent minimum investments of $250 or more ($1,000 and $50, respectively, for retirement plans). Shares will be redeemed at their net asset value.

                        Investment Objective And Policies

What is the Fund's investment objective?

The investment objective of the Fund is to seek long-term capital appreciation, by participating in rising stock markets outside of the United States and then preserving the bulk of those profits during high-risk periods. There can be no assurance that the Fund will achieve its objective.

How does the Fund seek to achieve its objective?

Avatar Investors Associates Corp. (the "Advisor" or "Avatar Associates") is a passive investor and utilizes passive implementations. The Fund will use internally constructed baskets of equity securities or other instruments to make investments and not engage in active security selection. The Advisor believes that the most important step in its investment process is determining the Fund's allocation between equity securities and cash reserves in markets around the world. The asset allocation decision is based on proprietary asset allocation models, which measure the risk and potential reward of investing in equity securities relative to the safety of cash reserves in markets around the world. When the Advisor believes market risk is low within a given country, it maintains a large commitment (as fully invested as practicable) to equity securities within a given country. When the Advisor believes market risk is high within a given country, it shifts an appropriate amount of the Fund's assets into cash reserves to protect capital. The Advisor may also shift assets between countries around the world to position itself in markets it feels are more favorable. These shifts from and to equity securities are generally made in increments of five to ten per cent of the Fund's total net assets, as conditions warrant based on the Advisor's asset allocation model.

The Advisor's asset allocation models measure liquidity. Based on its experience and research, the Advisor believes that changes in financial liquidity -- for example, money, credit and reserves -- are the best measure of investment market risk. When this liquidity expands beyond what is needed by the "real" or production side of the economy, much of the excess moves into the stock markets. This movement causes stock prices to rise. On the other hand, when liquidity is
contracting,   economic  demands  siphon  money  away  from  the  stock  market.
Investment risks increase, and stock prices are subject to declines. Thus, the Advisor makes orderly asset mix decisions by measuring and reacting to current market risk levels as quantified by the Advisor's models. The Liquidity Models include economic factors such as interest rate trends, Central Bank policy, and yield spreads. It also includes inflation variables (commodity price trends, industrial production growth, etc.), market momentum factors (such as short-term trends) and investor sentiment (such as retail optimism/pessimism, etc.) These factors, blended into the model, all help determine the asset mix. Any shifts in this mix are dictated by the data produced by the model. The model is updated daily to enable the Advisor to respond to rapidly changing
                                                                               3
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environments.  There is, of course,  no assurance that the Fund's objective will be achieved. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary as the market value of its investment portfolio changes.

What does the Fund invest in?

Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities (i.e., common stocks and securities having the characteristics of common stocks, such as convertible securities, rights and warrants) of issuers from at least three countries other than the United States.

In addition to investing in equity securities, the Fund may also enter into foreign currency exchange contracts and purchase other securities to protect against fluctuations in exchange rates. These securities are described below and under "Additional Information."

The Fund may invest in companies located anywhere in the world but intends to invest principally in the following countries: Australia, Canada, France, Germany, Hong Kong, Italy, Japan, Netherlands, Spain, Switzerland and the United Kingdom. Although the Fund intends to invest primarily in countries located outside the United States, it is permitted to invest up to 10% of its total assets in U.S. companies. The Fund may invest more heavily in U.S. companies when the Advisor believes foreign markets or economic conditions or trends in currency exchange rates favor domestic securities.

The baskets the Fund may invest in include foreign securities, foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers. The Fund may also invest in other open-end and closed-end investment companies that invest in international equities, including World Equity Benchmark Shares, commonly known as "WEBS."

Because the Fund invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. These risks may be even greater in emerging industrialized and less developed countries. Most of the securities held by the Fund are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values.

The Advisor does not expect the Fund's annual turnover rate to exceed 150%. High portfolio turnover will increase transaction costs and may result in higher taxes for investors.

How does the Advisor create the Fund's portfolio?

In creating an international portfolio, the Advisor follows a three-step process that incorporates its proprietary asset allocation model. First, each country's asset allocation between stocks and cash is determined. Next, the portfolio weight for each country is set within specified guidelines. Finally, and independent from our investment models, currency risk is systematically assessed to determine whether a hedge is appropriate.

         Step 1. Within Country Portfolio Allocation. Each country has its own proprietary liquidity model for stocks because there are characteristics and historical development issues that vary from market to market. These models measure the degree of market risk for each country. The model readings formulate the asset allocation mix daily.

         Step 2. Between Country Portfolio Allocation. Benchmark guidelines are set for each country based on the market capitalization weight of each market in the benchmark. These guidelines are rebalanced monthly. A range above and below the benchmark is then set based on the trading volume and available investment vehicles for that country. Given these specified guidelines, the model readings or market risk determine the country weights.

         Step 3. Currency Management. Currency movements are an important part of the total investment return for non-dollar or international investments. The Advisor uses a proprietary quantitative approach to determine when currency exposure will enhance portfolio performance. Since exchange rate movements are generally independent from stock movements, the Advisor's currency exposure decision is determined independently from its asset allocation decision. The Advisor's currency models combine economic fundamentals with trend data.

What does the Fund use for cash reserves?

The Advisor uses high quality, short-term debt securities and money market instruments as cash reserves for the Fund. These short-term debt securities and money market instruments include commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements, as well as short-term securities issued by other sovereign governments and investment grade money market instruments issued by foreign banking institutions.

Other investments and investment techniques. The Fund may also make the following investments or use the techniques described below. More information about them, including the special risks entailed, is contained in the SAI.

         Options on Securities. The Fund may buy options as a substitute for positions in the underlying securities. The Fund may also buy call options on securities in order to fix the cost of a future purchase or to attempt to enhance return. The Fund may buy put options on securities to hedge against a decline in the value of securities it owns. The Fund may also write (sell) put and covered call options on securities in which it is authorized to invest. Options transactions will be entered into for hedging purposes and not for speculation. The Fund's ability to use these instruments successfully will depend on an investment manager's ability to predict accurately movements in the prices of securities, interest rates and the securities markets. There is no assurance that liquid secondary markets for options will always exist, and the correlation between hedging instruments and the securities or sectors being hedged may be imperfect. The requirement to cover obligations may impede portfolio management or the ability to meet redemption requests. It may also be necessary to defer closing out options positions to avoid adverse tax consequences.

         Futures and Options on Futures. The Fund may enter into futures contracts and forward foreign currency exchange contracts, or options on those contracts, involving interest rates, securities and securities indices, for hedging purposes or as a substitute for positions in the underlying securities, as well as in an attempt to realize income. As a general rule, the Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its total net assets would be hedged. There are risks involved in the use of futures and options on futures, including the risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contracts or options to react differently from the Fund's portfolio securities to market changes. In addition, the Advisor could be incorrect in its expectations about the direction or extent of market movements. In these events, the Fund could lose money on the futures contracts or options. It is also not certain that a secondary market for positions in futures contracts or options will exist at all times, although the Advisor will consider liquidity before entering into these transactions.

         Selling Short. The Fund may sell securities short by borrowing securities it does not own and selling them. The Fund is then obligated to replace the securities borrowed by purchasing them at the market price at the time of replacement. If the securities sold short increase in value between the time of sale and the time the Fund purchases them, the Fund will incur a loss. On the other hand, if the securities decline in value, the Fund may repurchase them at a lower price and realize a profit. There are limits on the extent to which the Fund may engage in short sales, as described in the SAI.

Investment restrictions.

The Fund has adopted certain investment restrictions, which are described fully in the SAI. Like the Fund's investment objective, certain of these restrictions are fundamental and may be changed only by a majority vote of the Fund's outstanding shares. As a fundamental policy, the Fund is a diversified fund.


                             Management of The Fund

The Board of Trustees of the Trust establishes the Fund's policies and supervises and reviews the management of the Fund.

The Advisor.

The Fund's Advisor, Avatar Associates, 900 Third Avenue, New York, NY 10022 has provided asset management services to individuals and institutional investors since 1970. Currently the Advisor manages approximately $4 billion in assets. The Advisor was established and is controlled by its President, Edward S. Babbitt, Jr. Two members of the firm, Theodore M. Theodore and MaryAnn C. Bartels, are principally responsible for the management of the Fund's portfolio. Mr. Theodore is a Managing Director and Director of Research for the Advisor, having joined the firm in 1989. Ms. Bartels is a Vice President and Global Portfolio Manager for the Advisor, having been associated with the firm since 1994. Prior to joining the Advisor she was an Assistant Vice President at Merrill Lynch, Pierce, Fenner & Smith, Inc.

The Advisor provides the Fund with advice on buying and selling securities, manages the investments of the Fund, furnishes the Fund with office space and certain administrative services, and provides most of the personnel needed by the Fund. As compensation, the Fund pays the Advisor a monthly management fee based upon the average daily net assets of the Fund at the annual rate of 1.00%.

Prior Performance of the Advisor.

The following table sets forth composite performance data relating to the historical performance of an institutional private account managed by the Advisor for the periods indicated. Although having investment objectives, policies and risks substantially similar to those of the Fund, the private account also utilized a strategy of investing in bonds which the Fund will not pursue. The data is provided to illustrate the past performance of the Advisor in managing substantially similar accounts and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund or of the Advisor.

The returns presented below were calculated on a total return basis and include all dividends and interest, accrued income and realized and unrealized gains and losses. All returns reflect the deduction of investment advisory fees, brokerage commission and execution costs paid by the institutional private account without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculation. Securities transactions are accounted for on the trade date and accrual accounting is used. Cash and equivalents are included in performance returns. The quarterly returns combine the individual account's returns (calculated on a time-weighted rate of return that is revalued whenever cash flows exceed 5% of the value of the account) by asset-weighting the individual account's asset value as of the beginning of the quarter. The yearly returns are computed by geometrically linking the returns of each quarter within the calendar year.

The institutional private account is not subject to the same types of expenses to which the Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act or the Internal Revenue Code. Consequently, the performance results for the private account could have been adversely affected if it had been regulated as an investment company.

The investment results of the private account presented below are unaudited and are not intended to predict or suggest the returns that might by experienced by the Fund or an individual investing in the Fund. Investors should also be aware that the use of a methodology different from that used below to calculate performance could result in different performance data.

Annualized Total Return For Periods ended June 30, 1997


          Number of Years                         Private Account
          ---------------                         ---------------
          One Year                                     12.1%
          Inception (1/1/96 - 6/30/97)                 12.3%

The Administrator.

Investment Company Administration Corporation (the "Administrator") prepares various federal and state regulatory filings, reports and returns for the Fund, prepares reports and materials to be supplied to the trustees, monitors the activities of the Fund's custodian, shareholder servicing agent and accountants, and coordinates the preparation and payment of Fund expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the annual rate of 0.20% of average daily net assets, subject to a $30,000 annual minimum.

Other operating expenses.

The Fund is responsible for its own operating expenses, including but not limited to, the advisory and administration fees, custody and shareholder servicing agent fees, legal and auditing expenses, federal and state registration fees, and fees to the Trust's disinterested trustees. The

Advisor may reduce its fees or reimburse the Fund for expenses at any time in order to reduce the Fund's expenses. Reductions made by the Advisor in its fees or payments or reimbursements of expenses which are the Fund's obligation are subject to reimbursement by the Fund provided the Fund is able to do so and remain in compliance with any applicable expense limitations.

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average net assets. The expenses which the Fund may pay include: preparing and distributing prospectuses and other sales material; advertising and public relations expenses; payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund.

Brokerage transactions.

The Advisor considers a number of factors in determining which brokers or dealers to use for the Fund's portfolio transactions. While these are more fully discussed in the Statement of Additional Information, the factors include, but are not limited to, the reasonableness of commissions, quality of services and execution, and the availability of research which the Advisor may lawfully and appropriately use in its investment advisory capacities. Provided the Fund receives prompt execution at competitive prices, the Advisor may also consider the sale of Fund shares as a factor in selecting broker-dealers for the Fund's portfolio transactions.

                                 INVESTOR GUIDE

How to purchase shares of the Fund.

The Fund was established primarily to serve those investors in the qualified retirement plan market. There are several ways to purchase shares of the Fund. An Application Form, which accompanies this Prospectus, is used if you send money directly to a Fund by mail or by wire. If you have questions about how to invest, or about how to complete the Application Form, please call an account representative at (800) 000-0000. First Fund Distributors, Inc., 4455 E. Camelback Road, Suite 261E, Phoenix, Arizona 85018, an affiliate of the Administrator, is the principal underwriter ("Distributor") of the Funds' shares.

You may send money to the Fund by mail.

If you wish to invest by mail, simply complete the Application Form and mail it with a check (made payable to the Avatar Advantage International Equity Allocation Fund) to the Fund's Shareholder Servicing Agent, American Data Services, Inc. at the following address:

         Avatar Advantage International Equity Allocation Fund
         P.O. Box 000
         Cincinnati, OH 45264-0856

You may wire money to the Fund.

Before sending a wire, you should call the Fund at (800) 000-0000 between 9:00 a.m. and 5:00 p.m., Eastern time, on a day when the New York Stock Exchange ("NYSE") is open for trading, in order to receive an account number. It is important to call and receive this account number, because if your wire is sent without it or without the name of the Fund, there may be a delay in investing the money you wire. You should then ask your bank to wire money to:

         Star Bank, N.A. Cinti/Trust
         ABA # 0420-0001-3
         for credit to Avatar Advantage International Equity Allocation Fund DDA # for further credit to [your name and account number]

Your bank may charge you a fee for sending a wire to the Fund.

You may purchase shares through an investment dealer.

You may be able to invest in shares of the Fund through an investment dealer, if the dealer has made arrangements with the Distributor. The dealer may place an order for you with the Fund; the price you will pay will be the net asset value which is next calculated after receipt of the order from the dealer. It is the responsibility of the dealer to place your order promptly. A dealer may charge you a fee for placing your order, but you could avoid paying such a fee by sending an Application Form and payment directly to the Fund. The dealer may also hold the shares you purchase in its omnibus account rather than in your name in the records of the Fund's transfer agent. The Fund may reimburse the dealer for maintaining records of your account as well as for other services provided to you.

Your dealer is responsible for sending your money to the Fund promptly after placing the order to purchase shares, and the Fund may cancel the order if payment is not received from the dealer promptly.

Minimum investments.

The minimum initial investment in the Fund is $2,500. The minimum subsequent investment is $50. However, if you are investing in an Individual Retirement Account ("IRA"), or you are starting a Automatic Investing Plan (see below), the minimum initial and subsequent investments are $1,000 and $250, respectively.

Subsequent  investments.

You may purchase additional shares of the Fund by sending a check, with the stub from an account statement, to the Fund at the address above. Please also write your account number on the check. (If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.) If you want to send additional money for investment by wire, it is important for you to call the Fund at (800) 000-0000. You may also make additional purchases through an investment dealer, as described above.

When is money invested in the Fund?

Any money received for investment in the Fund from an investor, whether sent by check or by wire, is invested at the net asset value of the Fund which is next calculated after the money is received (assuming the check or wire correctly identifies the Fund and account). Orders received from dealers are invested at the net asset value next calculated after the order is received. The net asset value is calculated at the close of regular trading of the NYSE, currently 4:00 p.m., Eastern time. A check or wire received after the NYSE closes is invested as of the next calculation of the Fund's net asset value.

What is the net asset value of the Fund?

The Fund's net asset value per share is calculated by dividing the value of the Fund's total assets, less its liabilities, by the number of its shares outstanding. In calculating the net asset value, portfolio securities are valued using current market values, if available. Securities for which market quotations are not readily available are valued at fair values determined in good faith by or under the supervision of the Board of Trustees of the Trust. The fair value of short-term obligations with remaining maturities of 60 days or less is considered to be their amortized cost.

Other information.

The Distributor may waive the minimum investment requirements for purchases by certain group or retirement plans. All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks. Third party checks will not be accepted. A charge may be imposed if a check used to make an investment does not clear. The Fund and the Distributor reserve the right to reject any investment, in whole or in part. Federal tax law requires that investors provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes. See the Application Form for more information about backup withholding. The Fund is not required to issue share certificates; all shares are normally held in non-certificated form on the books of the Fund, for the account of the shareholder. The Fund, under certain circumstances, may accept investments of securities appropriate for the Fund's portfolio, in lieu of cash. Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made. The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Fund.

                       Services Available to Shareholders

Retirement Plans

You may obtain a prototype IRA plan from the Fund. Shares of the Fund are also eligible investments for other types of retirement plans.

Automatic investing by check

You may make regular monthly investments in the Fund using the "Automatic Investment Plan." A check is automatically drawn on your personal checking account each month for a predetermined amount (but not less than $100), as if you had written it directly. Upon receipt of the withdrawn funds, the Fund automatically invests the money in additional shares of the Fund at the current net asset value. Applications for this service are available from the Fund. There is no charge by the Fund for this service. The Fund may terminate or modify this privilege at any time, and shareholders may terminate their participation by notifying the Shareholder Servicing Agent in writing, sufficiently in advance of the next withdrawal.

Automatic withdrawals

The Fund offers a Systematic Withdrawal Program whereby shareholders may request that a check drawn in a predetermined amount be sent to them each month or calendar quarter. To start this Program, your account must have Fund shares with a value of at least $10,000, and the minimum amount that may be withdrawn each month or quarter is $50. This Program may be terminated or modified by a shareholder or the Fund at any time without charge or penalty. A withdrawal under the Systematic Withdrawal Program involves a redemption of shares of the Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

                            How to Redeem Your Shares

You have the right to redeem all or any portion of your shares of the Fund at their net asset value on each day the NYSE is open for trading.

Redemption in writing.

You may redeem your shares by simply sending a written request to the Fund. You should give your account number and state whether you want all or part of your shares redeemed. The letter should be signed by all of the shareholders whose names appear in the account registration. You should send your redemption request to:

         Avatar Advantage International Equity Allocation Fund
         24 West Carver Street, 2nd Floor
         Huntington, NY 11743

Signature guarantee.

If the value of the shares you wish to redeem exceeds $25,000, the signatures on the redemption request must be guaranteed by an "eligible guarantor institution." These institutions include banks, broker-dealers, credit unions and savings institutions. A broker-dealer guaranteeing a signature must be a member of a clearing corporation or maintain net capital of at least $100,000. Credit unions must be authorized to issue signature guarantees. Signature guarantees will be accepted from any eligible guarantor institution which participates in a signature guarantee program. A notary public is not an acceptable guarantor.

Redemption by telephone.

If you complete the Redemption by Telephone portion of the Fund's Application Form, you may redeem shares on any business day the NYSE is open by calling the Fund's Shareholder Servicing Agent at (800) 000-0000 before 4:00 p.m. Eastern time. Redemption proceeds will be mailed or wired, at your direction, on the next business day to the bank account you designated on the Application Form. The minimum amount that may be wired is $1,000 (wire charges, if any, will be deducted from redemption proceeds). Telephone redemptions cannot be made for IRA accounts.

By establishing telephone redemption privileges, you authorize the Fund and its Shareholder Servicing Agent to act upon the instruction of any person who makes the telephone call to redeem shares from your account and transfer the proceeds to the bank account designated in the Application Form. The Fund and the Shareholder Servicing Agent will use procedures to confirm that redemption instructions received by telephone are genuine, including recording of telephone instructions and requiring a form of personal identification before acting on these instructions. If these normal identification procedures are followed, neither the Fund nor the Shareholder Servicing Agent will be liable for any loss, liability, or cost which results from acting upon instructions of a person believed to be a shareholder with respect to the telephone redemption privilege. The Fund may change, modify, or terminate these privileges at any time upon at least 60-days' notice to shareholders.

You may request telephone redemption privileges after your account is opened; however, the authorization form will require a separate signature guarantee. Shareholders may experience delays in exercising telephone redemption privileges during periods of abnormal market activity.

What price is used for a redemption?

The redemption price is the net asset value of the Fund's shares, next determined after shares are validly tendered for redemption. All signatures of account holders must be included in the request, and a signature guarantee, if required, must also be included for the request to be valid.

When are redemption payments made?

As noted above, redemption payments for telephone redemptions are sent on the day after the telephone call is received. Payments for redemptions sent in writing are normally made promptly, but no later than seven days after the receipt of a request that meets requirements described above. However, the Fund may suspend the right of redemption under certain extraordinary circumstances in accordance with rules of the Securities and Exchange Commission.

If shares were purchased by wire, they cannot be redeemed until the day after the Application Form is received. If shares were purchased by check and then redeemed shortly after the check is received, the Fund may delay sending the redemption proceeds until it has been notified that the check used to purchase the shares has been collected, a process which may take up to 15 days. This delay may be avoided by investing by wire or by using a certified or official bank check to make the purchase.

Repurchases from dealers

The Fund may accept orders to repurchase shares from an investment dealer on behalf of a dealer's customers. The net asset value for a repurchase is that next calculated after receipt of the order from the dealer. The dealer is responsible for forwarding any documents required in connection with a redemption, including a signature guarantee, promptly, and the Fund may cancel the order if these documents are not received promptly.

Other information about redemptions.

A redemption may result in recognition of a gain or loss for federal income tax purposes. Due to the relatively high cost of maintaining smaller accounts, the shares in your account (unless it is a retirement plan or Uniform Gifts or Transfers to Minors Act account) may be redeemed by the Fund if, due to redemptions you have made, the total value of your account is reduced to less than $500. If the Fund determines to make such an involuntary redemption, you will first be notified that the value of your account is less than $500, and you will be allowed 30 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action.

                             Distributions and Taxes

Dividends and Distributions.

Dividends from net investment income, if any, are normally declared and paid by the Fund in December. Capital gains distributions, if any, are also normally made in December, but the Fund may make an additional payment of dividends or distributions if it deems it desirable at another time during any year.

Dividends and capital gain distributions (net of any required tax withholding) are automatically reinvested in additional shares of the Fund at the net asset value per share on the reinvestment date unless you have previously requested in writing to the Shareholder Servicing Agent that payment be made in cash.

Any dividend or distribution paid by the Fund has the effect of reducing the net asset value per share on the record date by the amount of the dividend or distribution. You should note that a dividend or distribution paid on shares purchased shortly before that dividend or distribution was declared will be subject to income taxes even though the dividend or distribution represents, in substance, a partial return of capital to you.

Taxes

The Fund intends to qualify and elect to be treated as a regulated investment company under Subchapter M of the Code. As long as the Fund continues to qualify, and as long as the Fund distributes all of its income each year to the shareholders, the Fund will not be subject to any federal income or excise taxes. Distributions made by the Fund will be taxable to shareholders whether received in shares (through dividend reinvestment ) or in cash. Distributions derived from net investment income, including net short-term capital gains and certain net foreign currency gains received by the Fund, are taxable to shareholders as ordinary income. Distributions designated as capital gains dividends are taxable as long-term capital gains regardless of the length of time shares of the Fund have been held. Although distributions are generally taxable when received, certain distributions made in January are taxable as if received the prior December. You will be informed annually of the amount and nature of the Fund's distributions. Additional information about taxes is set forth in the Statement of Additional Information. You should consult your own advisers concerning federal, state and local taxation of distributions from the Fund.

                               General Information

The Trust.

The Trust was organized as a Delaware business trust on October 3, 1996. The Agreement and Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest, without par value, which may be issued in any number of series. The Board of Trustees may, from time to time, issue other series, the assets and liabilities of which will be separate and distinct from any other series. The Board may also authorize the issuance of additional classes of shares for an existing series. The fiscal year of the Fund ends on December 31.

Shareholder Rights

Shares issued by the Fund have no preemptive, conversion, or subscription rights. Shareholders have equal and exclusive rights as to dividends and distributions as declared by the Fund and to the net assets of the Fund upon liquidation or dissolution. The Fund, as a separate series of the Trust, votes separately on matters affecting only the Fund (e.g., approval of the Investment Advisory Agreement); all series of the Trust vote as a single class on matters affecting all series jointly or the Trust as a whole (e.g., election or removal of Trustees). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in any election of Trustees can, if they so choose, elect all of the Trustees. While the Trust is not required and does not intend to hold annual meetings of shareholders, such meetings may be called by the Trustees in their discretion, or upon demand by the holders of 10% or more of the outstanding shares of the Trust for the purpose of electing or removing Trustees.

Performance Information.

From time to time, the Fund may publish its total return in advertisements and communications to investors. Total return information will include the Fund's average annual compounded rate of return over the most recent four calendar quarters and over the period from the Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. The Fund's total return will be based upon the value of the shares acquired through a hypothetical $1,000 investment at the beginning of the specified period and the net asset value of those shares at the end of the period, assuming reinvestment of all distributions. Total return figures will reflect all recurring charges against Fund income. You should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's total return for any prior period should not be considered as a representation of what an investor's total return may be in any future period.

Shareholder Inquiries.

Shareholder  inquiries should be directed to the Shareholder  Servicing Agent at
(800) 000-0000.

         Subject to Completion. Preliminary Statement of Additional Information dated October 31, 1997

Information   contained  herein  is  subject  to  completion  or  amendment.   A
registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may any offers to buy be accepted prior to the time the registration statement becomes effective. This Statement of Additional Information does not constitute a prospectus.

                              The AVATAR ADVANTAGE
                             Equity Allocation Fund

                       Statement of Additional Information

                              Dated January , 1998

This Statement of Additional Information is not a prospectus, and it should be read in conjunction with the prospectus dated January , 1998, as may be amended from time to time, of the The AVATAR ADVANTAGE International Equity Allocation Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"). Avatar Associates (the "Advisor") is the Advisor to the Fund. A copy of the prospectus may be obtained from the Fund at 900 Third Avenue, New York, NY 10022; telephone
(800) - .

                                TABLE OF CONTENTS

                                                                       Cross-reference to sections
                                                          Page              in the prospectus
                                                          ----       ---------------------------------
Investment Objective and Policies....................      B-2       Investment Objective and Policies

Management...........................................     B-14       Management of the Fund

Portfolio Transactions and Brokerage.................     B-16       Management of the Fund

Net Asset Value......................................     B-17       Investor Guide

Taxation  ...........................................     B-18       Distributions and Taxes

Dividends and Distributions..........................     B-19       Distributions and Taxes

Performance Information..............................     B-20       General Information

General Information..................................     B-20       General Information

Appendix.............................................     B-21       Not applicable

                       INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Fund is long-term capital appreciation. There is no assurance that the Fund will achieve its objective. The discussion below supplements information contained in the prospectus as to investment policies of the Fund.

Convertible Securities and Warrants

         The Fund may invest in convertible securities and warrants. A convertible security is a fixed income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

         A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund's entire investment therein).

Short-Term Investments

         The Fund may invest in any of the following securities and instruments:

         Bank Certificates of Deposit, Bankers' Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers' acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S.
Government.  If the  Fund  holds  instruments  of  foreign  banks  or  financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Foreign Investments" below. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

         Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

         As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

         In addition to purchasing certificates of deposit and bankers' acceptances, to the extent permitted under its investment objectives and policies stated above and in its prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

         Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

         Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

         Commercial paper and short-term notes will consist of issues rated at the time of purchase "A-2" or higher by S&P, "Prime-1" or "Prime-2" by Moody's, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality. These rating symbols are described in the Appendix.

         Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated "AA" or higher by S&P or "Aa" or higher by Moody's.

Government Obligations

         The Fund may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association ("GNMA"), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home
Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

         Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others, such as those of the Student Loan Marketing
Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

         The Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor's willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor's policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor's implementation of economic reforms and/or economic performance and the timely service of such debtor's obligations. Failure to meet such conditions could result in the cancellation of such third parties' commitments to lend funds to the sovereign debtor, which may further impair such debtor's ability or willingness to service its debt in a timely manner.

Mortgage-Related Securities

         The Fund may invest in mortgage-related securities. Mortgage-related securities are derivative interests in pools of mortgage loans made to U.S. residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations. The Fund may also invest in debt securities which are secured with collateral consisting of U.S. mortgage-related securities, and in other types of U.S. mortgage-related securities.

         U.S. Mortgage Pass-Through Securities. Interests in pools of mortgage-related securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-throughs." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

         The principal governmental guarantor of U.S. mortgage-related securities is GNMA, a wholly owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgages insured by the Federal Housing Agency or guaranteed by the Veterans Administration.

         Government-related guarantors include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders and subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional residential mortgages not insured or guaranteed by any government agency from a list of approved seller/services which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. FHLMC is a government-sponsored corporation created to increase availability of mortgage credit for residential housing and owned entirely by private stockholders. FHLMC issues participation certificates which represent interests in conventional mortgages from FHLMC's national portfolio. Pass-through securities issued by FNMA and participation certificates issued by FHLMC are guaranteed as to timely payment of principal and interest by FNMA and FHLMC, respectively, but are not backed by the full faith and credit of the United States Government.

         Although the underlying mortgage loans in a pool may have maturities of up to 30 years, the actual average life of the pool certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the pool certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the certificates. Accordingly, it is not possible to predict accurately the average life of a particular pool.

         Collateralized Mortgage Obligations ("CMOs"). A domestic or foreign CMO in which the Fund may invest is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Like a bond, interest is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, FNMA or equivalent foreign entities.

         CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal and interest received from the pool of underlying mortgages, including prepayments, is first returned to the class having the earliest maturity date or highest maturity. Classes that have longer maturity dates and lower seniority will receive principal only after the higher class has been retired.

Foreign Investments and Currencies

         The Fund may invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in depositary receipts and in foreign currency futures contracts and may purchase and sell foreign currency on a spot basis.

         Depositary  Receipts.  Depositary  Receipts  ("DRs")  include  American
Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") or other forms of depositary receipts. DRs are receipts typically issued in connection with a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

         Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

         Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

         Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund's assets denominated in that currency. Such changes will also affect the Fund's income. The value of the Fund's assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

         Market Characteristics. The Advisor expects that many foreign securities in which the Fund invests will be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund's portfolio securities may be less liquid and more volatile than U.S. Government securities. Moreover, settlement practices for transactions in foreign markets may differ from those in United States markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

         Transactions in options on securities, futures contracts, futures options and currency contracts may not be regulated as effectively on foreign exchanges as similar transactions in the United States, and may not involve clearing mechanisms and related guarantees. The value of such positions also could be adversely affected by the imposition of different exercise terms and procedures and margin requirements than in the United States. The value of the Fund's positions may also be adversely impacted by delays in its ability to act upon economic events occurring in foreign markets during non-business hours in the United States.

         Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available to issuers, than is available in the United States.

         Taxes. The interest and dividends payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders.

         Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, since the cost of maintaining the custody of foreign securities is higher.

         Emerging markets. Some of the securities in which the Fund may invest may be located in developing or emerging markets, which entail additional risks, including less social, political and economic stability; smaller securities markets and lower trading volume, which may result in a less liquidity and greater price volatility; national policies that may restrict the Fund's investment opportunities, including restrictions on investment in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment. The extent to which the Fund will be invested in foreign companies and countries and depository receipts will fluctuate from time to time within the limitations described in the prospectus, depending on the Advisor's assessment of prevailing market, economic and other conditions.

Options on Securities

         Purchasing Put and Call Options. The Fund may purchase covered "put" and "call" options with respect to securities which are otherwise eligible for purchase by the Fund subject to certain restrictions. The Fund will engage in trading of such derivative securities exclusively for hedging purposes.

         If the Fund purchases a put option, the Fund acquires the right to sell the underlying security at a specified price at any time during the term of the option (for "American-style" options) or on the option expiration date (for "European-style" options). Purchasing put options may be used as a portfolio investment strategy when the Advisor perceives significant short-term risk but substantial long-term appreciation for the underlying security. The put option acts as an insurance policy, as it protects against significant downward price movement while it allows full participation in any upward movement. If the Fund is holding a security which it feels has strong fundamentals, but for some reason may be weak in the near term, the Fund may purchase a put option on such security, thereby giving itself the right to sell such security at a certain strike price throughout the term of the option. Consequently, the Fund will exercise the put only if the price of such security falls below the strike price of the put. The difference between the put's strike price and the market price of the underlying security on the date the Fund exercises the put, less transaction costs, will be the amount by which the Fund will be able to hedge against a decline in the underlying security. If during the period of the option the market price for the underlying security remains at or above the put's strike price, the put will expire worthless, representing a loss of the price the Fund paid for the put, plus transaction costs. If the price of the underlying security increases, the profit the Fund realizes on the sale of the security will be reduced by the premium paid for the put option less any amount for which the put may be sold.

         If the Fund purchases a call option, it acquires the right to purchase the underlying security at a specified price at any time during the term of the option. The purchase of a call option is a type of insurance policy to hedge against losses that could occur if the Fund has a short position in the underlying security and the security thereafter increases in price. The Fund will exercise a call option only if the price of the underlying security is above the strike price at the time of exercise. If during the option period the market price for the underlying security remains at or below the strike price of the call option, the option will expire worthless, representing a loss of the price paid for the option, plus transaction costs. If the call option has been purchased to hedge a short position of the Fund in the underlying security and the price of the underlying security thereafter falls, the profit the Fund realizes on the cover of the short position in the security will be reduced by the premium paid for the call option less any amount for which such option may be sold.

         Prior to exercise or expiration, an option may be sold when it has remaining value by a purchaser through a "closing sale transaction," which is accomplished by selling an option of the same series as the option previously purchased. The Fund generally will purchase only those options for which the Advisor believes there is an active secondary market to facilitate closing transactions.

         Writing Call Options. The Fund may write covered call options. A call option is "covered" if the Fund owns the security underlying the call or has an absolute right to acquire the security without additional cash consideration (or, if additional cash consideration is required, cash or cash equivalents in such amount as are held in a segregated account by the Custodian). The writer of a call option receives a premium and gives the purchaser the right to buy the security underlying the option at the exercise price. The writer has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price during the option period. If the writer of an exchange-traded option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. A writer may not effect a closing purchase transaction after it has been notified of the exercise of an option.

         Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price, expiration date or both. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other investments of the Fund. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

         The Fund will realize a gain from a closing transaction if the cost of the closing transaction is less than the premium received from writing the option or if the proceeds from the closing transaction are more than the premium paid to purchase the option. The Fund will realize a loss from a closing transaction if the cost of the closing transaction is more than the premium received from writing the option or if the proceeds from the closing transaction are less than the premium paid to purchase the option. However, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss to the Fund resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by the Fund.

         Risks Of Investing in Options. There are several risks associated with transactions in options on securities. Options may be more volatile than the underlying securities and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. There are also significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objective. In addition, a liquid secondary market for particular options may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options of underlying securities; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or clearing corporation may not at all times be adequate to handle current trading volume; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. The extent to which the Fund may enter into options transactions may be limited by the Internal Revenue Code of 1986 (the "Code") requirements for qualification of the Fund as a regulated investment company. See "Dividends and Distributions" and "Taxation."

         Dealer Options. The Fund will engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

         Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

         The Staff of the Securities and Exchange Commission (the "Commission") has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the Commission changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

         Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Futures Contracts

         The Fund may invest in futures contracts as a hedge against changes in market conditions or interest rates. The Fund will trade in such derivative securities for bona fide hedging purposes and otherwise in accordance with the rules of the Commodity Futures Trading Commission ("CFTC"). The Fund will segregate liquid assets in a separate account with its Custodian when required to do so by CFTC guidelines in order to cover its obligation in connection with futures transactions.

         No price is paid or received by the Fund upon the purchase or sale of a futures contract. When it enters into a domestic futures contract, the Fund will be required to deposit in a segregated account with its Custodian an amount of cash or U.S. Treasury bills equal to approximately 5% of the contract amount. This amount is known as initial margin. The margin requirements for foreign futures contracts may be different.

         The nature of initial margin in futures transactions is different from that of margin in securities transactions. Futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments (called variation margin) to and from the broker will be made on a daily basis as the price of the underlying stock index fluctuates, to reflect movements in the price of the contract making the long and short positions in the futures contract more or less valuable. For example, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has risen, that position will have increased in value and the Fund will receive from the broker a variation margin payment equal to that increase in value. Conversely, when the Fund has purchased a stock index futures contract and the price of the underlying stock index has declined, the position will be less valuable and the Fund will be required to make a variation margin payment to the broker.

         At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's position in the futures contract A final determination of variation margin is made on closing the position. Additional cash is paid by or released to the Fund, which realizes a loss or a gain.

         In addition to amounts segregated or paid as initial and variation margin, the Fund must segregate liquid assets with its custodian equal to the market value of the futures contracts, in order to comply with Commission requirements intended to ensure that the Fund's use of futures is unleveraged. The requirements for margin payments and segregated accounts apply to both domestic and foreign futures contracts.

         Stock Index Futures Contracts. The Fund may invest in futures contracts on stock indices. Currently, stock index futures contracts can be purchased or sold with respect to, among others, the S&P 500 Stock Price Index on the Chicago Mercantile Exchange, the Major Market Index on the Chicago Board of Trade, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade.

         Interest Rate or Financial Futures Contracts. The Fund may invest in interest rate or financial futures contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have generally tended to move in the aggregate in concert with cash market prices, and the prices have maintained fairly predictable relationships.

         The sale of an interest rate or financial futures contract by the Fund would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchased by the Fund would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

         Although interest rate or financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without delivery of securities. Closing out of a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

         The Fund will deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. Domestic interest rate futures contracts are traded in an auction environment on the floors of several exchanges - principally, the Chicago Board of Trade and the Chicago Mercantile Exchange. A public market now exists in domestic futures contracts covering various financial instruments including long-term United States Treasury bonds and notes; GNMA modified pass-through mortgage-backed securities; three-month United States Treasury bills; and 90-day commercial paper. The Fund may trade in any futures contract for which there exists a public market, including, without limitation, the foregoing instruments.

         Risks of Transactions in Futures Contracts. There are several risks related to the use of futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contract and movements in the price of the securities which are the subject of the hedge. The price of the future may move more or less than the price of the securities being hedged. If the price of the future moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the future. If the price of the future moves more than the price of the hedged securities, the Fund will experience either a loss or a gain on the future which will not be completely offset by movements in the price of the securities which are subject to the hedge.

         To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the futures contract, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility over such time period of the future. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures contract being used. It is possible that, when the Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance while the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund will lose money on the future and also experience a decline in value in its portfolio securities. However, the Advisor believes that over time the value of a diversified portfolio will tend to move in the same direction as the market indices upon which the futures are based.

         Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline instead. If the Fund then decides not to invest in securities or options at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

         In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the securities being hedged, the price of futures may not correlate perfectly with movement in the stock index or cash market due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the index or cash market and futures markets. In addition, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. As a result of price distortions in the futures market and the imperfect correlation between movements in the cash market and the price of securities and movements in the price of futures, a correct forecast of general trends by the Advisor may still not result in a successful hedging transaction over a very short time frame.

         Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund may intend to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. When futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Successful use of futures by the Fund is also subject to the Advisor's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of the stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

         In the event of the bankruptcy of a broker through which the Fund engages in transactions in futures contracts or options, the Fund could experience delays and losses in liquidating open positions purchased or sold through the broker, and incur a loss of all or part of its margin deposits with the broker.

         Restrictions on the Use or Futures Contracts. The Fund will not engage in transactions in futures contracts for speculation, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. The Fund may not purchase or sell futures if, immediately thereafter, more than 33% of its net assets would be hedged. The Fund also may not purchase or sell futures if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's net assets.

         These restrictions, which are derived from current federal regulations regarding the use of futures by mutual funds, are not "fundamental restrictions" and may be changed by the Trustees of the Trust if applicable law permits such a change and the change is consistent with the overall investment objective and policies of the Fund.

Repurchase Agreements

         The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers as are deemed to be creditworthy by the Advisor, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the Custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund's rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

When-Issued Securities, Forward Commitments and Delayed Settlements

         The Fund may purchase securities on a "when-issued," forward commitment or delayed settlement basis. In this event, the Custodian will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

         The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Advisor to manage it may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

         The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

         The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

Lending Portfolio Securities

         The Fund may lend its portfolio securities in an amount not exceeding 30% of its total assets to financial institutions such as banks and brokers if the loan is collateralized in accordance with applicable regulations. Under the present regulatory requirements which govern loans of portfolio securities, the loan collateral must, on each business day, at least equal the value of the loaned securities and must consist of cash, letters of credit of domestic banks or domestic branches of foreign banks, or securities of the U.S. Government or its agencies. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank would have to be satisfactory to the Fund. Any loan might be secured by any one or more of the three types of collateral. The terms of the Fund's loans must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any serious matter and must meet certain tests under the Code.

Short Sales

         The Fund is authorized to make short sales of securities. In a short sale, the Fund sells a security which it does not own, in anticipation of a decline in the market value of the security. To complete the sale, the Fund must borrow the security (generally from the broker through which the short sale is made) in order to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The Fund is said to have a "short position" in the securities sold until it delivers them to the broker. The period during which the Fund has a short position can range from one day to more than a year. Until the security is replaced, the proceeds of the short sale are retained by the broker, and the Fund is required to pay to the broker a negotiated portion of any dividends or interest which accrue during the period of the loan. To meet current margin requirements, the Fund is also required to deposit with the broker additional cash or securities so that the total deposit with the broker is maintained daily at 150% of the current market value of the securities sold short (100% of the current market value if a security is held in the account that is convertible or exchangeable into the security sold short within 90 days without restriction other than the payment of money).

         Short sales by the Fund create opportunities to increase the Fund's return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Since the Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the Fund's net asset value per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with the short sale. Furthermore, under adverse market conditions the Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Illiquid Securities

         The Fund may not invest more than 15% of the value of its net assets in securities that at the time of purchase have legal or contractual restrictions on resale or are otherwise illiquid. The Advisor will monitor the amount of illiquid securities in the Fund's portfolio, under the supervision of the Trust's Board of Trustees, to ensure compliance with the Fund's investment restrictions.

         Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests within seven days. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

         In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. If such securities are subject to purchase by institutional buyers in accordance with Rule 144A promulgated by the Commission under the Securities Act, the Trust's Board of Trustees may determine that such securities are not illiquid securities notwithstanding their legal or contractual restrictions on resale. In all other cases, however, securities subject to restrictions on resale will be deemed illiquid.

Investment Restrictions

         The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a "majority," as defined in the 1940 Act, of the outstanding voting securities of the Fund. Under the 1940 Act, the "vote of the holders of a majority of the outstanding voting securities" means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

         As a matter of fundamental policy, the Fund is diversified. The Fund's investment objective is also fundamental.

         In addition, the Fund may not:

         1. Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its total assets (not including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales;

         2. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions and except that the Fund may borrow money from banks to purchase securities;

         3. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

         4. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities);

         5. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

         6. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission;

         7. Make loans of money (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements); or

         8.  Make   investments  for  the  purpose  of  exercising   control  or
management.

         The Fund observes the following restrictions as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

         The Fund may not:

         1. Invest in the securities of other investment companies or purchase any other investment company's voting securities or make any other investment in other investment companies except to the extent permitted by federal law;

         2. Invest more than 15% of its assets in securities which are restricted as to disposition or otherwise are illiquid or have no readily available market (except for securities which are determined by the Board of Trustees to be liquid); or

         3. borrow money from banks to purchase securities.

                                   MANAGEMENT

         The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day to day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

         The Trustees and officers of the Trust, their ages and positions with the Trust, their business addresses and principal occupations during the past five years are:

Name, address and age            Position        Principal Occupation During Past Five Years
Walter E. Auch, Sr. (75)         Trustee         Director, Geotech Communications, Inc., Nicholas-Applegate
6001 N. 62d Place                                Investment Trust, Brinson Funds (since 1994), Smith Barney Trak
Paradise Valley, AZ 85253                        Fund, Pimco Advisors L.P., Banyan Realty Trust, Banyan Land
                                                 Fund II and Legend Properties.

Eric M. Banhazl (40)*            Trustee,        Senior Vice President, Investment Company Administration
2025 E. Financial Way            President and   Corporation; Vice President, First Fund Distributors; President,
Glendora, CA 91740               Treasurer       RNC Mutual Fund Group; Treasurer, Guinness Flight Investment
                                                 Funds, Inc. and Professionally Managed Portfolios.

Donald E. O'Connor (60)          Trustee         Retired; formerly Executive Vice President and Chief Operating
1700 Taylor Avenue                               Officer of ICI Mutual Insurance Company (until January, 1997), Vice
Fort Washington MD, 20744                        President, Operations, Investment Company Institute (until June,
                                                 1993).

George T. Wofford III (57)       Trustee         Vice President, Information Services, Federal Home Loan Bank of
305 Glendora Circle                              San Francisco (since March, 1993); formerly Director of Management
                                                 Danville, CA 94526 Information Services, Morrison & Foerster (law firm).

Steven J. Paggioli (47)          Vice            Executive Vice President, Robert H. Wadsworth & Associates, Inc.
479 W. 22d Street                President       and Investment Company Administration Corporation; Vice President
New York, NY 10011                               First Fund Distributors, Inc.; President and Trustee, Professionally
                                                 Managed Portfolios; Director, Managers Funds, Inc.

Robert H. Wadsworth (57)         Vice            President, Robert H. Wadsworth & Associates, Inc., Investment
4455 E. Camelback Road           President       Company Administration Corporation and First Fund Distributors,
Suite 261E                                       Inc.; Vice President, Professionally Managed Portfolios; President,
Phoenix, AZ 85018                                Guinness Flight Investment Funds, Inc.; Director, Germany Fund,
                                                 Inc., New Germany Fund, Inc. and Central European Equity Fund,
                                                 Inc.; Director of Deutsche Funds, Inc.; Trustee of Deutsche
                                                 Portfolios.

Chris O. Kissack (48)            Secretary       Employed by Investment Company Administration Corporation (since
4455 E. Camelback Road, 261E                     July, 1996); formerly employed by Bank One, N.A. (from August,
Phoenix, AZ 85018                                1995 until July, 1996); O'Connor, Cavanagh,  Anderson,
                                                 Killingsworth and Beshears (law firm) (until August, 1995) .

* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

Name and Position                         Aggregate Compensation from The Trust*
-----------------                         --------------------------------------

Walter E. Auch, Sr., Trustee                                $5,000
Donald E. O'Connor, Trustee                                 $5,000
George T. Wofford III, Trustee                              $5,000

*Estimated for the current fiscal year. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees.

The Advisor

         Subject to the supervision of the Board of Trustees, investment management and related services are provided by the Advisor, pursuant to an Investment Advisory Agreement (the "Advisory Agreement").

         Under the Advisory Agreement, the Advisor agrees to invest the assets of the Fund in accordance with the investment objectives, policies and restrictions of the Fund as set forth in the Fund's and Trust's governing documents, including, without limitation, the Trust's Agreement and Declaration of Trust and By-Laws; the Fund's prospectus, statement of additional information, and undertakings; and such other limitations, policies and procedures as the Trustees of the Trust may impose from time to time in writing to the Advisor. In providing such services, the Advisor shall at all times adhere to the provisions and restrictions contained in the federal securities laws, applicable state securities laws, the Code, and other applicable law.

         Without limiting the generality of the foregoing, the Advisor has agreed to (i) furnish the Fund with advice and recommendations with respect to the investment of the Fund's assets, (ii) effect the purchase and sale of portfolio securities; (iii) manage and oversee the investments of the Fund, subject to the ultimate supervision and direction of the Trust's Board of Trustees; (iv) vote proxies and take other actions with respect to the Fund's securities; (v) maintain the books and records required to be maintained with respect to the securities in the Fund's portfolio; (vi) furnish reports, statements and other data on securities, economic conditions and other matters related to the investment of the Fund's assets which the Trustees or the officers of the Trust may reasonably request; and (vi) render to the Trust's Board of Trustees such periodic and special reports as the Board may reasonably request. The Advisor has also agreed, at its own expense, to maintain such staff and employ or retain such personnel and consult with such other persons as it shall from time to time determine to be necessary to the performance of its obligations under the Advisory Agreement. Personnel of the Advisor may serve as officers of the Trust provided they do so without compensation from the Trust. Without limiting the generality of the foregoing, the staff and personnel of the Advisor shall be deemed to include persons employed or retained by the Advisor to furnish statistical information, research, and other factual information, advice regarding economic factors and trends, information with respect to technical and scientific developments, and such other information, advice and assistance as the Advisor or the Trust's Board of Trustees may desire and reasonably request. With respect to the operation of the Fund, the Advisor has agreed to be responsible for the expenses of printing and distributing extra copies of the Fund's prospectus, statement of additional information, and sales and advertising materials (but not the legal, auditing or accounting fees attendant thereto) to prospective investors (but not to existing shareholders); and the costs of any special Board of Trustees meetings or shareholder meetings convened for the primary benefit of the Advisor.

         As compensation for the Advisor's services, the Fund pays it an advisory fee at the rate specified in the prospectus. In addition to the fees payable to the Advisor and the Administrator, the Trust is responsible for its operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of the Fund including all fees and expenses of its custodian, shareholder services agent and accounting services agent; interest charges on any borrowings; costs and expenses of pricing and calculating its daily net asset value and of maintaining its books of account required under the 1940 Act; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Fund's shareholders and the Trust's Board of Trustees that are properly payable by the Fund; salaries and expenses of officers and fees and expenses of members of the Trust's Board of Trustees or members of any advisory board or committee who are not members of, affiliated with or interested persons of the Advisor or Administrator;

insurance premiums on property or personnel of the Fund which inure to its benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and statements of additional information of the Fund or other communications for distribution to existing shareholders; legal, auditing and accounting fees; trade association dues; fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining and servicing shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Fund, if any; and all other charges and costs of its operation plus any extraordinary and non-recurring expenses, except as otherwise prescribed in the Advisory Agreement.

         The Advisor may agree to waive certain of its fees or reimburse the Fund for certain expenses, in order to limit the expense ratio of the Fund. In that event, subject to approval by the Trust's Board of Trustees, the Fund may reimburse the Advisor in subsequent years for fees waived and expenses reimbursed, provided the expense ratio before reimbursement is less than the expense limitation in effect at that time.

         Under the Advisory Agreement, the Advisor will not be liable to the Trust or the Fund or any shareholder for any act or omission in the course of, or connected with, rendering services or for any loss sustained by the Trust except in the case of a breach of fiduciary duty with respect to the receipt of compensation for services (in which case any award of damages will be limited as provided in the 1940 Act) or of willful misfeasance, bad faith or gross negligence, or reckless disregard of its obligations and duties under the Agreement.

         The Advisory Agreement will remain in effect for a period not to exceed two years. Thereafter, if not terminated, the Advisory Agreement will continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually (i) by a majority vote of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval, and (ii) by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund.

         The Advisory Agreement is terminable by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund at any time without penalty, on 60 days written notice to the Advisor. The Advisory Agreement also may be terminated by the Advisor on 60 days written notice to the Trust. The Advisory Agreement terminates automatically upon its assignment (as defined in the 1940 Act).

         The Administrator. The Administrator has agreed to be responsible for providing such services as the Trustees may reasonably request, including but not limited to (i) maintaining the Trust's books and records (other than financial or accounting books and records maintained by any custodian, transfer agent or accounting services agent); (ii) overseeing the Trust's insurance relationships; (iii) preparing for the Trust (or assisting counsel and/or auditors in the preparation of) all required tax returns, proxy statements and reports to the Trust's shareholders and Trustees and reports to and other filings with the Commission and any other governmental agency (the Trust agreeing to supply or cause to be supplied to the Administrator all necessary financial and other information in connection with the foregoing); (iv) preparing such applications and reports as may be necessary to permit the offer and sale of the shares of the Trust under the securities or "blue sky" laws of the various states selected by the Trust (the Trust agreeing to pay all filing fees or other similar fees in connection therewith); (v) responding to all inquiries or other communications of shareholders, if any, which are directed to the Administrator, or if any such inquiry or communication is more properly to be responded to by the Trust's custodian, transfer agent or accounting services agent, overseeing their response thereto; (vi) overseeing all relationships between the Trust and any custodian(s), transfer agent(s) and accounting services agent(s), including the negotiation of agreements and the supervision of the performance of such agreements; and (vii) authorizing and directing any of the Administrator's directors, officers and employees who may be elected as Trustees or officers of the Trust to serve in the capacities in which they are elected. All services to be furnished by the Administrator under this Agreement may be furnished through the medium of any such directors, officers or employees of the Administrator.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         The Advisory Agreement states that the Advisor shall be responsible for broker-dealer selection and for negotiation of brokerage commission rates, provided that the Advisor shall not direct orders to an affiliated person of the Advisor without general prior authorization to use such affiliated broker or dealer by the Trust's Board of

Trustees. The Advisor's primary consideration in effecting a securities transaction will be execution at the most favorable price. In selecting a broker-dealer to execute each particular transaction, the Advisor may take the following into consideration: the best net price available; the reliability, integrity and financial condition of the broker-dealer; the size of and difficulty in executing the order; and the value of the expected contribution of the broker-dealer to the investment performance of the Fund on a continuing basis. The price to the Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

         Subject to such policies as the Advisor and the Board of Trustees of the Trust may determine, the Advisor shall not be deemed to have acted unlawfully or to have breached any duty created by this Agreement or otherwise solely by reason of its having caused the Fund to pay a broker or dealer that provides (directly or indirectly) brokerage or research services to the Advisor an amount of commission for effecting a portfolio transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction, if the Advisor determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the Advisor's overall responsibilities with respect to the Fund. The Advisor is further authorized to allocate the orders placed by it on behalf of the Fund to such brokers or dealers who also provide research or statistical material, or other services, to the Trust, the Advisor, or any affiliate of either. Such allocation shall be in such amounts and proportions as the Advisor shall determine, and the Advisor shall report on such allocations regularly to the Advisor and the Trust, indicating the broker-dealers to whom such allocations have been made and the basis therefor. The Advisor is also authorized to consider sales of shares of the Fund as a factor in the selection of brokers or dealers to execute portfolio transactions, subject to the requirements of best execution, i.e., that such brokers or dealers are able to execute the order promptly and at the best obtainable securities price.

         On occasions when the Advisor deems the purchase or sale of a security to be in the best interest of the Fund as well as other clients of the Advisor, the Advisor, to the extent permitted by applicable laws and regulations, may aggregate the securities to be so purchased or sold in order to obtain the most favorable price or lower brokerage commissions and the most efficient execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Advisor in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and to such other clients.

                                 NET ASSET VALUE

         The net asset value of the Fund's shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the "NYSE") (currently 4:00 p.m. Eastern time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

         The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

         Generally, the Fund's investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust's Valuation Committee pursuant to procedures approved by or under the direction of the Board.

         The Fund's securities, including ADRs, EDRs and GDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

         Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

         An option that is written by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by the Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. If an options exchange closes after the time at which the Fund's net asset value is calculated, the last sale or last bid and asked prices as of that time will be used to calculate the net asset value.

         All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

                                    TAXATION

         The Fund will be taxed, under the Code, as a separate entity from any other series of the Trust, and it intends to elect to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. In each taxable year that the Fund so qualifies, the Fund (but not its shareholders) will be relieved of federal income tax on that part of its investment company taxable income (consisting generally of interest and dividend income, net short-term capital gains and net realized gains from currency transactions) and net capital gain that is distributed to shareholders.

         In order to qualify for treatment as a RIC, the Fund must distribute annually to shareholders at least 90% of its investment company taxable income and must meet several additional requirements. Among these requirements are, in general, the following: (1) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to its business of investing in securities or currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, limited in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

         Distributions of net investment income and net realized capital gains by the Fund will be taxable to shareholders whether made in cash or reinvested in shares. In determining amounts of net realized capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share of the Fund on the reinvestment date. Fund distributions also will be included in individual and corporate shareholders' income on which the alternative minimum tax may be imposed.

         The Fund intends to declare and pay dividends and other distributions annually, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

         The Fund may receive dividend distributions from U.S. corporations. To the extent that the Fund receives such dividends and distributes them to its shareholders, and meets certain other requirements of the Code, corporate shareholders of the Fund may be entitled to the "dividends received" deduction. Availability of the deduction is subject to certain holding period and debt-financing limitations.

         The use of hedging strategies, such as purchasing options, involves complex rules that will determine the character and timing of recognition of the income received in connection therewith by the Fund. For accounting purposes, when the Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current market value of the option. Any gain or loss realized by the Fund upon the expiration or sale of such options held by the Fund generally will be capital gain or loss.

         Any security, option, or other position entered into or held by the Fund that substantially diminishes the Fund's risk of loss from any other position held by that Fund may constitute a "straddle" for federal income tax purposes. In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that the loss realized on disposition of one position of a straddle be deferred until gain is realized on disposition of the offsetting position; that the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in the gain being treated as short-term capital gain rather than long-term capital gain); and that losses recognized with respect to certain straddle positions, which would otherwise constitute short-term capital losses, be treated as long-term capital losses. Different elections are available to the Fund that may mitigate the effects of the straddle rules.

         Certain options that are subject to Section 1256 of the Code ("Section 1256 Contracts") and that are held by the Fund at the end of its taxable year generally will be required to be "marked to market" for federal income tax purposes, that is, deemed to have been sold at market value. Sixty percent of any net gain or loss recognized on these deemed sales and 60% of any net gain or loss realized from any actual sales of Section 1256 Contracts will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.

         The Fund may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

         Redemptions and exchanges of shares of the Fund will result in gains or losses for tax purposes to the extent of the difference between the proceeds and the shareholder's adjusted tax basis for the shares. Any loss realized upon the redemption or exchange of shares within six months from their date of purchase will be treated as a long-term capital loss to the extent of distributions of long-term capital gain dividends with respect to such shares during such six-month period. All or a portion of a loss realized upon the redemption of shares of the Fund may be disallowed to the extent shares of the Fund are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

         Distributions and redemptions may be subject to state and local income taxes, and the treatment thereof may differ from the federal income tax treatment. Foreign taxes may apply to non-U.S. investors.

         The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable federal tax consequences of an investment in the Fund. The law firm of Paul Hastings Janofsky & Walker LLP has expressed no opinion in respect thereof. Nonresident aliens and foreign persons are subject to different tax rules, and may be subject to withholding of up to 30% on certain payments received from the Fund. Shareholders are advised to consult with their own tax advisers concerning the application of foreign, federal, state and local taxes to an investment in the Fund.


                           DIVIDENDS AND DISTRIBUTIONS

         Dividends from the Fund's investment company taxable income (whether paid in cash or invested in additional shares) will be taxable to shareholders as ordinary income to the extent of the Fund's earnings and profits. Distributions of the Fund's net capital gain (whether paid in cash or invested in additional shares) will be taxable to shareholders as long-term capital gain, regardless of how long they have held their Fund shares.

         Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of such months will be deemed to have been paid by the Fund and received by the shareholders on the record date if the dividends are paid by the Fund during the following January. Accordingly, such dividends will be taxed to shareholders for the year in which the record date falls.

         The Fund or any securities dealer effecting a redemption of the Fund's shares by a shareholder will be required to file information reports with the
IRS with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions  and  other  payments  made  to  accounts  of  individual  or  other non-exempt shareholders who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which the Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding. Amounts withheld under these rules will be creditable against a shareholder's federal income tax liability.

                             PERFORMANCE INFORMATION

Total Return

         Average annual total return quotations used in the Fund's advertising and promotional materials are calculated according to the following formula:

         P(1 + T)n = ERV

where "P" equals a hypothetical initial payment of $1000; "T" equals average annual total return; "n" equals the number of years; and "ERV" equals the ending redeemable value at the end of the period of a hypothetical $1000 payment made at the beginning of the period.

         Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication. Average annual total return, or "T" in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Other information

         Performance data of the Fund quoted in advertising and other promotional materials represents past performance and is not intended to predict or indicate future results. The return and principal value of an investment in the Fund will fluctuate, and an investor's redemption proceeds may be more or less than the original investment amount. In advertising and promotional materials the Fund may compare its performance with data published by Lipper Analytical Services, Inc. ("Lipper") or CDA Investment Technologies, Inc. ("CDA"). The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper or CDA. Advertising and promotional materials also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals including, but not limited to, The Wall Street Journal, Money Magazine, Forbes, Business Week, Financial World and Barron's.

                               GENERAL INFORMATION

         The Trust has no business history prior to the offering of the first of its series of shares. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Fund. Each share represents an interest in the Fund proportionately equal to the interest of each other share. Upon the Fund's liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

         The Declaration of Trust does not require the issuance of stock certificates. If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

         If they deem it advisable and in the best interest of shareholders, the Board of Trustees may create additional series of shares which differ from each other only as to dividends. The Board of Trustees has created two series of shares, and may create additional series in the future, which have separate assets and liabilities. Income and operating expenses not specifically attributable to a particular Fund are be allocated fairly among the Funds by the Trustees, generally on the basis of the relative net assets of each Fund.

         Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a "majority" (as defined in the Rule) of the voting securities of each series affected by the matter. Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants. The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series. A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

         The Fund's custodian, Star Bank, 425 Walnut Street, Cincinnati, Ohio 45202 is responsible for holding the Funds' assets. American Data Services, P.O. Box 5536, Hauppauge, NY 11788 acts as the Fund's accounting services agent. The Fund's independent accountants, , LLP, 555 Fifth Avenue, New York, NY 10017, assist in the preparation of certain reports to the Securities and Exchange Commission and the Fund's tax returns.

         Shares of the Fund owned by the Trustees and officers as a group were less than 1% at October 15, 1997.



                                    APPENDIX

                             Description of Ratings

Moody's Investors Service, Inc.: Corporate Bond Ratings

         Aaa--Bonds which are rated Aaa are judged to be of the best quality and carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa---Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

         Moody's applies numerical modifiers "1", "2" and "3" to both the Aaa and Aa rating classifications. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

         A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Standard & Poor's Corporation: Corporate Bond Ratings

         AAA--This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA--Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

         A--Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

         BBB--Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

Commercial Paper Ratings

         Moody's commercial paper ratings are assessments of the issuer's ability to repay punctually promissory obligations. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers: Prime 1--highest quality; Prime 2--higher quality; Prime 3--high quality.

         A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest.

         Issues assigned the highest rating, A, are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers "1", "2" and "3" to indicate the relative degree of safety. The designation A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. A "+" designation is applied to those issues rated "A-1" which possess extremely strong safety characteristics. Capacity for timely payment on issues with the designation "A-2" is strong. However, the relative degree of safety is not as high as for issues designated A-1. Issues carrying the designation "A-3" have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effect of changes in circumstances than obligations carrying the higher designations.

                                                      PART C
                                                 OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements:

         The following financial statements are included in Part B of Pre-Effective Amendment No. 2 to the Registration Statement and incorporated herein by reference:

         Statement of Assets and Liabilities, February 25, 1997
         Notes to Statement of Assets and Liabilities

         (b)      Exhibits:
                  (1)      Agreement and Declaration of Trust (1)
                  (2)      By-Laws (1)
                  (3)      Not applicable
                  (4)      Specimen stock certificates (3)
                  (5)      Form of Investment Advisory Agreement (2)
                  (6)      Distribution Agreement (2)
                  (7)      Not applicable
                  (8)      Custodian Agreement (3)
                  (9) (1) Administration Agreement with Investment Company Administration Corporation (2)
                           (2) Fund Accounting Service Agreement (2)
                           (3) Transfer Agency and Service Agreement (2)
                  (10)     Opinion and consent of counsel (3)
                  (11)     Consent of Independent Auditors (3)
                  (12)     Not applicable
                  (13)     Investment letters (3)
                  (14)     Individual Retirement Account forms (5)
                  (15)     Distribution Plan (4)
                  (16)     Not applicable

         (1) Previously filed with the Registration Statement on Form N-1A(File No. 333-17391) on December 6, 1996 and incorporated herein by reference.

         (2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A(File No. 333-17391) on January 29, 1997 and incorporated herein by reference.

         (3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A(File No. 333-17391) on February 28, 1997 and incorporated herein by reference.

         (4) Previously filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-1A(File No. 333-17391) on May 1, 1997 and incorporated herein by reference.

         (5) To be filed by amendment.

Item 25.  Persons Controlled by or under Common Control with Registrant.

         None.

Item 26.  Number of Holders of Securities.


         As of September 30, 1997, there were 132 holders of shares of beneficial interest of the American Trust Allegiance Fund series of the Registrant, 13 holders of shares of the InformationTech 100 Fund series, 182 holders of shares of the Kaminski Poland Fund series and 95 holders of shares of the Ridgeway-Helms Millenium Fund series.

Item 27.  Indemnification.

         Article VI of Registrant's By-Laws states as follows:

         Section 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

         Section 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

         (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

         (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

         (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

         The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

         Section 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

         Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

         No indemnification shall be made under Sections 2 or 3 of this Article:


         (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or


         (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

         (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

         Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

         Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

         (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

         (b)      A written opinion by an independent legal counsel.

         Section 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

         Section 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

         Section 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

         (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

         (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

         Section 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

         Section 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

Item 28.  Business and Other Connections of Investment Adviser.

         The information required by this item with respect to American Trust Company is as follows:

                  American Trust Company is a trust company chartered under the laws of the State of New Hampshire. Its President and Director, Paul H. Collins, is a director of:

                  MacKenzie-Childs, Ltd.
                  3260 State Road 90
                  Aurora, New York 13026


                  Great Northern Arts
                  Castle Music, Inc.
                  World Family Foundation
                  all with an address at

                  Gordon Road, Middletown, New York

                  Robert E. Moses, a Director of American Trust Company, is a director of:

                  Mascoma Mutual Hold Corp.
                  One The Green
                  Lebanon, NH 03766

         Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

                Name of investment adviser             File No.
                --------------------------             --------

                Avatar Investors Associates Corp.      801-7061
                Al Frank Asset Management, Inc.        801-30528
                Bay Isle Financial Corporation         801-27563
                Chase Investment Counsel Corp.         801-3396
                The Edgar Lomax Company                801-19358
                Kaminski Asset Management, Inc.        801-53485
                Ridgeway Helms Investment Management   801-49884
                Rockhaven Asset Management, LLC        801-54084
                Van Deventer & Hoch                    801-6118

Item 29.  Principal Underwriters.

         (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

                  Fremont Mutual Funds
                  Guinness Flight Investment Funds, Inc.
                  Jurika & Voyles Mutual Funds
                  Kayne Anderson Mutual Funds
                  LMH Fund, Inc.
                  Masters' Select Investment Trust
                  PIC Investment Trust
                  Professionally Managed Portfolios
                  Rainier Investment Management Mutual Funds
                  RNC Mutual Fund Group
                  O'Shaughnessy Funds, Inc.

         (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                                     Position and Offices                        Position and
Name and Principal                                       with Principal                          Offices with
Business Address                                          Underwriter                             Registrant
------------------                                   --------------------                        ------------
Robert H. Wadsworth                                  President                                   Vice
4455 E. Camelback Road                               and Treasurer                               President
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                                      Vice President                              President,
2025 E. Financial Way                                                                            Treasurer
Glendora, CA 91741                                                                               and Trustee

Steven J. Paggioli                                   Vice President &                            Vice
479 West 22nd Street                                    Secretary                                President
New York, New York 10011

         (c) Not applicable.

Item 30. Location of Accounts and Records.


         The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

         (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

         (b) the documents  required to be  maintained  by paragraphs  (5), (6),
(10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

         Al Frank Asset Management, Inc. 465 Forest Avenue, Laguna Beach, CA
                  92651
         American Trust Company, One Court Street, Lebanon, NH 03766
         Avatar Associates Investment Corp., 900 Third Avenue, New York, NY
                  10022
         Bay Isle Financial Corporation, 160 Sansome Street, San Francisco, CA
                  94104
         Chase Investment Counsel Corp., 300 Preston Avenue, Charlottesville, VA
                  22902
         The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150 Kaminski Asset Management, Inc., 210 snd Street, North, #050,
                  Minneapolis, MN 55401
         Ridgeway Helms Investment Management, 303 Twin Dolphin Drive, Redwood
                  Shores, CA 94065
         Rockhaven Asset Management, 100 First Avenue, Suite 1050,
                  Pittsburgh, PA 15222
         Van Deventer & Hoch, 800 North Bend Boulevard, Glendale, CA 91203

         (c) all other documents will be maintained by Registrant's custodian, Star Bank, 425 Walnut Street, Cincinnati, OH 45202.

Item 31. Management Services.

         Not applicable.

Item 32. Undertakings.

         Registrant hereby undertakes to:

         (a) File, within four to six months of the effective date of the amendment, a post-effective amendment containing financial statements, which need not be audited, of the Al Frank Asset Management Fund series of the Registrant.

         (b) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

         (c) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a director and assist in communications with other shareholders.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to the Registration Statement on Form N- 1A of Advisors Series Trust to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Phoenix and State of Arizona on the 28th day of October, 1997.

                                             ADVISORS SERIES TRUST


                                             By   /s/ Eric M. Banhazl*
                                                  --------------------
                                                      Eric M. Banhazl
                                                      President

         This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on October 28, 1997.




/s/ Eric M. Banhazl*                        President, Principal Financial
---------------------------------           and Accounting Officer, and Trustee
Eric M. Banhazl



/s/ Walter E. Auch Sr.*                     Trustee
---------------------------------
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*                     Trustee
---------------------------------
Donald E. O'Connor


/s/ George T. Wofford III*                  Trustee
---------------------------------
George T. Wofford III

* /s/ Robert H. Wadsworth
  -----------------------
By: Robert H. Wadsworth
      Attorney in Fact
                                       C-7